Schedule of Investments (unaudited)	iShares® MSCI Austria ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 3.3%
Oesterreichische Post AG(a)	46,861	$1,638,275
Banks — 30.4%
BAWAG Group AG(b)	49,338	2,154,023
Erste Group Bank AG	337,046	10,949,016
Raiffeisen Bank International AG(c)	147,365	2,166,883
		15,269,922
Chemicals — 2.3%
Lenzing AG(c)	19,601	1,136,885
Commercial Services & Supplies — 2.6%
DO & CO AG(a)(c)	10,664	1,307,246
Construction & Engineering — 1.4%
Porr AG	48,693	699,525
Construction Materials — 4.4%
Wienerberger AG	77,944	2,206,887
Electric Utilities — 12.2%
EVN AG	55,251	1,230,900
Verbund AG	64,984	4,910,436
		6,141,336
Electronic Equipment, Instruments & Components — 2.5%
AT&S Austria Technologie & Systemtechnik AG(a)	40,811	1,248,341
Energy Equipment & Services — 1.9%
Schoeller-Bleckmann Oilfield Equipment AG	17,397	954,322
Food Products — 1.4%
Agrana Beteiligungs AG	36,713	684,782
Insurance — 5.9%
UNIQA Insurance Group AG	176,383	1,516,120
Vienna Insurance Group AG Wiener Versicherung Gruppe	54,902	1,426,185
		2,942,305
Machinery — 7.3%
ANDRITZ AG	38,577	2,073,064
Palfinger AG	31,133	939,121
Security	Shares	Value

Machinery (continued)
Semperit AG Holding	28,573	$642,902
		3,655,087
Metals & Mining — 4.3%
voestalpine AG	69,003	2,142,600
Oil, Gas & Consumable Fuels — 12.6%
OMV AG	141,940	6,340,251
Real Estate Management & Development — 5.3%
CA Immobilien Anlagen AG	60,077	1,646,578
IMMOFINANZ AG(c)	62,650	1,035,174
		2,681,752
Total Long-Term Investments — 97.8%
(Cost: $61,219,718)		49,049,516

Short-Term Securities

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	2,209,246	2,209,688
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	20,000	20,000

Total Short-Term Securities — 4.4%
(Cost: $2,229,457)		2,229,688

Total Investments — 102.2%
(Cost: $63,449,175)		51,279,204

Liabilities in Excess of Other Assets — (2.2)%		(1,104,748)

Net Assets — 100.0%		$50,174,456

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,916,168	$292,546	(a)	$—	$1,697	$(723)	$2,209,688	2,209,246	$214,677	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	0	(a)	—	—	—	20,000	20,000	906		—
					$1,697	$(723)	$2,229,688		$215,583		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Austria ETF
May 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	24	06/16/23	$1,085	$(15,286)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,027,209	$47,022,307	$—	$49,049,516
Short-Term Securities
Money Market Funds	2,229,688	—	—	2,229,688
	$4,256,897	$47,022,307	$—	$51,279,204
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(15,286)	$—	$(15,286)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2